United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/21

Date of Reporting Period: Six months ended 11/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2020

Share Class | Ticker	Institutional | PIEFX

Federated Hermes Emerging Markets Equity Fund
(formerly, Federated Emerging Markets Equity Fund)
Successor to the PNC Emerging Markets Equity Fund Established 2017

A Portfolio of Federated Hermes Adviser Series
(formerly, Federated Adviser Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2020 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
China	37.8%
Taiwan	16.3%
South Korea	13.1%
Argentina	6.6%
Russia	3.7%
Brazil	3.4%
India	3.4%
Singapore	2.3%
Egypt	1.6%
Poland	1.6%
Hong Kong	1.5%
Vietnam	1.4%
Hungary	1.0%
Other[2]	3.5%
Cash Equivalents[3]	3.2%
Other Assets and Liabilities—Net[4]	(0.4)%
TOTAL	100%
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1

At November 30, 2020, the Fund’s sector classification5 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	27.4%
Consumer Discretionary	17.3%
Communication Services	14.8%
Financials	13.0%
Health Care	6.3%
Materials	5.4%
Industrials	5.1%
Consumer Staples	3.3%
Energy	2.8%
Real Estate	1.8%
Cash Equivalents[3]	3.2%
Other Assets and Liabilities—Net[4]	(0.4)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 93.7% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Cash Equivalents include any investments in money market mutual funds.
4
Assets, other than investments in securities less liabilities. See Statement of Assets and Liabilities.
5
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
November 30, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.2%
		Argentina—6.6%
2,613	[1]	Globant SA	$493,021
678	[1]	Mercadolibre, Inc.	1,053,158
		TOTAL	1,546,179
		Brazil—3.4%
18,650		Notre Dame Intermedica Participacoes S.A.	238,460
40,713		Petroleo Brasileiro SA	194,165
2,674	[1]	StoneCo Ltd.	195,790
4,109	[1]	XP, Inc.	168,510
		TOTAL	796,925
		Canada—0.7%
15,738	[1]	Equinox Gold Corp.	156,121
		China—37.8%
10,049		AAC Technologies Hldgs., Inc.	56,402
50,668	[1]	Alibaba Group Holding Ltd.	1,665,755
10,000		BYD Co. Ltd.	235,316
148,852		China Aoyuan Group Ltd.	154,170
76,971		China Merchants Bank Co. Ltd.	487,468
85,883		China Pharmaceutical Enterprise and Investment Corp. Ltd.	83,098
199,875		CNOOC Ltd.	199,491
29,800		Ganfeng Lithium Co., Ltd.	256,894
38,134		Haidilao International Holding Ltd.	248,920
890		Kweichow Moutai Co. Ltd.	231,307
3,176	[1]	Pinduoduo, Inc., ADR	440,861
18,167	[1]	Ping An Healthcare and Technology Company Ltd.	221,051
32,542		Ping An Insurance (Group) Co. of China Ltd.	381,174
8,953		Sunny Opitcal Technology Group Co. Ltd.	176,429
22,440		Tencent Holdings Ltd.	1,633,428
34,600		Wuxi Lead Intelligent Equipment Co. Ltd.	332,157
74,649	[1]	WuXi PharmaTech, Inc.	742,266
68,800	[1]	Xiaomi Corp.	236,051
100,040		Xinyi Solar Holdings Ltd.	180,307
23,700		Yunnan Energy New Material Co., Ltd.	348,637
492,134		Zijin Mining Group Co. Ltd.	493,581
		TOTAL	8,804,763
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Egypt—1.6%
306,013	[1]	Cleopatra Hospital	$92,443
47,506		Commercial International Bank Egypt	188,389
21,796		Integrated Diagnostics Holdings PLC	81,719
		TOTAL	362,551
		Hong Kong—1.5%
31,768		AIA Group Ltd.	347,003
		Hungary—1.0%
6,023	[1]	OTP Bank RT	238,197
		India—3.4%
5,413	[1]	HDFC Bank Ltd., ADR	373,497
14,094	[1]	Relaxo Footwears Ltd.	140,068
10,629		Reliance Industries Ltd.	269,796
		TOTAL	783,361
		Indonesia—0.8%
81,283		PT Bank Central Asia	178,087
		Kenya—0.7%
541,325		Safaricom Ltd.	160,831
		Poland—1.6%
5,518	[1]	Dino Polska SA	369,965
		Qatar—0.4%
17,214		Qatar National Bank	83,788
		Russia—3.7%
9,332	[2]	TCS Group Holding PLC, GDR	284,114
8,386	[1]	Yandex NV	578,298
		TOTAL	862,412
		Singapore—2.3%
3,004	[1]	Sea Ltd., ADR	541,832
		South Korea—13.1%
1,640		Kakao Corp.	547,163
121		LG Household & Health Care Ltd.	165,600
2,398		Samsung Electro-Mechanics Co.	339,097
12,444		Samsung Electronics Co. Ltd.	751,747
2,239		Samsung SDI Co. Ltd.	1,082,160
1,899		SK Hynix, Inc.	167,761
		TOTAL	3,053,528
		Taiwan—16.3%
21,359		Accton Technology Corp.	179,421
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—continued
18,529		AirTac International Group	$540,349
1,796		ASMedia Technology, Inc.	104,108
3,412		ASPEED Technology, Inc.	169,117
14,000		Gourmet Master Co. Ltd.	69,957
13,195		Hiwin Technologies Corp.	141,036
24,900		MediaTek, Inc.	616,240
7,931		Momo.com, Inc.	172,714
3,594		Silergy Corp.	280,637
70,320		Taiwan Semiconductor Manufacturing Co. Ltd	1,187,713
29,470		Win Semiconductors Corp.	346,939
		TOTAL	3,808,231
		Thailand—0.9%
120,901	[1]	Muangthai Capital PCL	214,150
		United Arab Emirates—0.0%
5,716	[1,3]	NMC Health PLC	0
		Vietnam—1.4%
18,440		JSC Bank of Foreign Trade of Vietnam	73,909
72,400	[1]	Vinhomes Joint Stock Company	257,991
		TOTAL	331,900
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,314,562)	22,639,824
		RIGHTS—0.0%
		Taiwan—0.0%
367	[1]	Hiwin Technologies Corp., 12/15/2020 (IDENTIFIED COST $0)	1,423
		INVESTMENT COMPANY—3.2%
749,615		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[4] (IDENTIFIED COST $749,567)	749,915
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $14,064,129)[5]	23,391,162
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(95,117)
		TOTAL NET ASSETS—100%	$23,296,045
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Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*
Value as of 5/31/2020	$1,213,444
Purchases at Cost	$3,566,904
Proceeds from Sales	$(4,030,161)
Change in Unrealized Appreciation/Depreciation	$(240)
Net Realized Gain/(Loss)	$(32)
Value as of 11/30/2020	$749,915
Shares Held as of 11/30/2020	749,615
Dividend Income	$768
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2020, these restricted securities amounted to $284,114, which represented 1.2% of total net assets.
3
Market quotations and price evaluations are not available. Fair Value determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
4
7-day net yield.
5
Also represents cost for federal tax purposes.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$4,433,713	$18,206,111	$0	$22,639,824
Rights
International	—	1,423	—	1,423
Investment Company	749,915	—	—	749,915
TOTAL SECURITIES	$5,183,628	$18,207,534	$0	$23,391,162
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2020	Year Ended May 31,			Period Ended 5/31/2017[3]
		2020[2]	2019	2018
Net Asset Value, Beginning of Period	$12.16	$11.23	$13.23	$11.09	$10.00
Income From Investment Operations:
Net investment income (loss)[4]	0.01	(0.00)[5]	0.05	0.03	0.03
Net realized and unrealized gain (loss)	5.05	0.98	(1.84)	2.17	1.04
TOTAL FROM INVESTMENT OPERATIONS	5.06	0.98	(1.79)	2.20	1.07
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.02)	(0.03)	—
Distributions from net realized gain	—	—	(0.19)	(0.03)	—
TOTAL DISTRIBUTIONS	—	(0.05)	(0.21)	(0.06)	—
Payment by Affiliate[4]	—	—	—[5,6]	—	0.02[7]
Net Asset Value, End of Period	$17.22	$12.16	$11.23	$13.23	$11.09
Total Return[8]	41.61%	8.74%	(13.38)%[6]	19.84%	10.90%[7]
Ratios to Average Net Assets:
Net expenses[9]	0.98%[10]	1.11%	1.25%	1.25%	1.25%[10]
Net investment income (loss)	0.13%[10]	(0.04)%	0.43%	0.26%	1.71%[10]
Expense waiver/reimbursement[11]	1.28%[10]	2.07%	1.06%	0.83%	2.29%[10]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,296	$13,749	$11,557	$13,392	$11,107
Portfolio turnover	6%	39%	34%	36%	7%
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1
PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years and period ended May 31, 2016 were audited by another independent registered public accounting firm.
3
Reflects operations for the period from March 31, 2017 (date operations of the Predecessor Fund commenced) to May 31, 2017.
4
Per share data calculated using average shares method.
5
Represents less than $0.01.
6
During the year ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the “former Adviser”) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
7
During the period ended May 31, 2017, a payment was made by the former Adviser to offset a trade error in the Fund. Excluding this item, the total return would have been 10.80% for Class I Shares.
8
Based on net asset value. Total returns for periods less than one year are not annualized.
9
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
10
Computed on an annualized basis.
11
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and LiabilitiesNovember 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $749,915 of investment in an affiliated holding* (identified cost $14,064,129)		$23,391,162
Prepaid expenses		12,998
Income receivable		5,895
Receivable for shares sold		3,800
TOTAL ASSETS		23,413,855
Liabilities:
Payable for capital gains taxes withheld	$19,880
Bank overdraft	7,472
Payable for portfolio accounting fees	70,912
Payable for custodian fees	10,332
Payable for auditing fees	8,003
Payable for investment adviser fee (Note 5)	990
Payable for administrative fee (Note 5)	221
TOTAL LIABILITIES		117,810
Net assets for 1,352,995 shares outstanding		$23,296,045
Net Assets Consists of:
Paid-in capital		$14,830,689
Total distributable earnings		8,465,356
TOTAL NET ASSETS		$23,296,045
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$23,296,045 ÷ 1,352,995 shares outstanding, no par value, unlimited shares authorized		$17.22
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of OperationsSix Months Ended November 30, 2020 (unaudited)

Investment Income:
Dividends (including $737 received from an affiliated holding* and net of foreign taxes withheld of $11,922)			$103,643
Net income on securities loaned (includes $31 earned from an affiliated holding* related to cash collateral balances)			1,259
TOTAL INCOME			104,902
Expenses:
Investment adviser fee (Note 5)		$84,445
Administrative fee (Note 5)		7,537
Custodian fees		12,336
Transfer agent fees (Note 2)		2,854
Directors’/Trustees’ fees (Note 5)		282
Auditing fees		15,655
Legal fees		5,144
Portfolio accounting fees		64,020
Share registration costs		13,347
Printing and postage		5,871
Miscellaneous (Note 5)		757
TOTAL EXPENSES		212,248
Waiver and Reimbursements:
Waiver and reimbursement of investment adviser fee (Note 5)	$(84,445)
Reimbursement of other operating expenses (Notes 2 and 5)	(35,393)
TOTAL WAIVER AND REIMBURSEMENTS		(119,838)
Net expenses			92,410
Net investment income			12,492
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(32) on sales of investments in an affiliated holding*) and foreign currency transactions			(118,887)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(240) of investments in an affiliated holding*)			6,319,206
Net realized and unrealized gain(loss) on investments and foreign currency transactions			6,200,319
Change in net assets resulting from operations			$6,212,811
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,492	$(4,678)
Net realized gain (loss)	(118,887)	(373,311)
Net change in unrealized appreciation	6,319,206	1,454,065
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,212,811	1,076,076
Distributions to Shareholders:
Institutional Shares (formerly, Class I Shares)	—	(54,847)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(54,847)
Share Transactions:
Proceeds from sale of shares	6,966,725	1,188,613
Net asset value of shares issued to shareholders in payment of distributions declared	—	12,040
Cost of shares redeemed	(3,632,019)	(70,538)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,334,706	1,130,115
Change in net assets	9,547,517	2,151,344
Net Assets:
Beginning of period	13,748,528	11,597,184
End of period	$23,296,045	$13,748,528
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2020 (unaudited)
1. Organization
Federated Hermes Adviser Series, (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Federated Hermes Emerging Markets Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. On August 26, 2019, the Fund’s Class A Shares, Class C Shares and Class R6 Shares became effective with the SEC, but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Class A Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Adviser Series and Federated Emerging Markets Equity Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
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■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency
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securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at November 30, 2020, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
TCS Group Holding PLC, GDR	2/5/2020	$67,889	$284,114
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $119,838 is disclosed in various locations in this Note 2 and Note 5.
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For the six months ended November 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$2,854	$(795)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the Code) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	—	—	2	$20
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed/exchanged	—	—	(1,774)	(21,754)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	—	—	(1,772)	$(21,734)
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	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	449,528	$6,966,725	99,411	$1,147,070
Proceeds from shares issued in connection with the exchange of shares from Class A and Class R6 to Institutional Shares	—	—	3,379	41,623
Shares issued to shareholders in payment of distributions declared	—	—	950	12,040
Shares redeemed	(227,437)	(3,632,019)	(2,342)	(27,274)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	222,091	$3,334,706	101,398	$1,173,459

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed/exchanged	—	—	(1,754)	$(21,610)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	—	(1,754)	$(21,610)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	222,091	$3,334,706	97,872	$1,130,115
4. FEDERAL TAX INFORMATION
At November 30, 2020, the cost of investments for federal tax purposes was $14,064,129. The net unrealized appreciation of investments for federal tax purposes was $9,327,033. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,629,510 and net unrealized depreciation from investments for those securities having an excess of cost over value of $302,477.
As of May 31, 2020, the Fund had a capital loss carryforward of $711,576 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$429,210	$282,366	$711,576
Under current tax rules a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2020, for federal income tax purposes, a late year ordinary loss of $42,323 was deferred to June 1, 2020.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2020, the Adviser voluntarily waived $84,167 of its fee and voluntarily reimbursed $795 of transfer agent fees and $34,599 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended November 30, 2020, the Adviser reimbursed $277.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of November 30, 2020, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, For the six months ended November 30, 2020, were as follows:
Purchases	$4,249,122
Sales	$1,087,196
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. A substantial portion of the Fund’s portfolio may be comprised of securities that are incorporated in China. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2020, the Fund had no outstanding loans. During the six months ended November 30, 2020, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the six months ended November 30, 2020, the program was not utilized.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual	$ 1,000.00	$ 1,416.10	$5.94
Hypothetical (assuming a 5% return before expenses)	$ 1,000.00	$ 1,020.16	$4.96
1 Expenses are equal to the Fund’s annualized net expense ratios of 0.98%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
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Evaluation and Approval of Advisory Contract–May 2020
Federated Emerging Markets Equity Fund (THE “FUND”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO federated hermes emerging markets equity fund)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to
Semi-Annual Shareholder Report
29

the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’
Semi-Annual Shareholder Report
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investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the
Semi-Annual Shareholder Report
31

Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Emerging Markets Equity Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Emerging Markets Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A598
Q454738 (1/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2020

Share Class | Ticker	A | PMIEX	C | PIUCX	Institutional | PIUIX	R6 | PEIRX

Federated Hermes International Equity Fund
(formerly, Federated International Equity Fund)
Successor to the PNC International Equity Fund Established 1997

A Portfolio of Federated Hermes Adviser Series
(formerly, Federated Adviser Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2020 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	11.2%
United Kingdom	10.9%
Germany	8.8%
South Korea	8.8%
China	6.8%
France	6.8%
Canada	5.0%
Sweden	4.9%
Norway	3.8%
Switzerland	3.1%
Singapore	2.4%
Netherlands	2.1%
Taiwan	1.8%
Argentina	1.8%
India	1.6%
Australia	1.6%
Ireland	1.5%
Belgium	1.2%
Mexico	1.0%
Israel	1.0%
Finland	1.0%
Others[2]	9.1%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100%
Semi-Annual Shareholder Report

At November 30, 2020, the Fund’s sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Consumer Discretionary	15.4%
Information Technology	14.5%
Financials	13.9%
Industrials	12.5%
Materials	12.1%
Health Care	10.3%
Communication Services	10.2%
Consumer Staples	5.9%
Energy	0.9%
Real Estate	0.5%
Cash Equivalents[3]	2.7%
Other Assets and Liabilities—Net[4]	1.1%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 87.1% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.2%
		Argentina—1.8%
58,037	[1]	Globant SA	$10,950,421
11,315	[1]	Mercadolibre, Inc.	17,575,929
		TOTAL	28,526,350
		Australia—1.6%
137,617	[1]	Afterpay Touch Group Ltd.	9,615,197
330,633		Appen Ltd.	7,666,022
820,955		Northern Star Resources Ltd.	7,667,382
		TOTAL	24,948,601
		Austria—0.6%
222,015		Andritz AG	9,340,264
		Belgium—1.2%
70,400		S.A. D’Ieteren N.V.	4,910,592
128,212		Solvay S.A.	14,667,017
		TOTAL	19,577,609
		Brazil—0.8%
543,682		Notre Dame Intermedica Participacoes S.A.	6,951,547
146,505	[1]	XP Inc.	6,008,170
		TOTAL	12,959,717
		Canada—5.0%
176,564		Agnico Eagle Mines Ltd.	11,630,271
205,823	[1]	Aritzia, Inc.	3,697,428
253,974	[1]	Equinox Gold Corp.	2,519,422
34,285	[1]	Lululemon Athletica Inc.	12,692,993
266,611		Magna International, Inc., Class A	16,349,349
463,415		Methanex Corp.	19,397,274
250,866		Toronto Dominion Bank	13,382,611
		TOTAL	79,669,348
		Chile—0.8%
784,400		Antofagasta PLC	13,080,257
		China—6.8%
752,084	[1]	Alibaba Group Holding Ltd.	24,725,429
40,505	[1]	Pinduoduo, Inc., ADR	5,622,499
933,215		Ping An Insurance (Group) Co. of China Ltd.	10,931,023
366,086		Tencent Holdings Ltd.	26,647,731
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—continued
5,513,000		Weichai Power Co. Ltd., Class H	$11,277,708
1,011,174	[1]	WuXi PharmaTech, Inc.	10,054,518
1,208,800	[1]	Xiaomi Corp.	4,147,357
2,021,000		Zhongsheng Group Holdings	15,102,071
		TOTAL	108,508,336
		Colombia—0.8%
729,100		Banco Industrial Colombiano	5,611,815
256,900		Bancolombia S.A., ADR	7,822,605
		TOTAL	13,434,420
		Denmark—0.6%
121,734		GN Store Nord AS	9,880,616
		Egypt—0.3%
1,386,586		Commercial International Bank Egypt	5,498,617
		Finland—1.0%
143,838		Neste Oyj	9,589,593
235,464		Valmet Corp.	5,961,688
		TOTAL	15,551,281
		France—6.8%
30,449		Dassault Systemes SA	5,614,702
76,000	[1]	Eurofins Scientific SE	6,157,897
237,024		Imerys SA	9,699,588
209,400		Ipsos	6,731,870
13,192		LVMH Moet Hennessy Louis Vuitton SA	7,568,868
93,900		Michelin, Class B	11,657,698
391,971		Publicis Groupe	17,755,765
304,620	[1]	Solutions 30 SE	6,140,792
15,727		Stedim	5,685,869
26,986		Teleperformance	8,968,833
138,457		Vinci SA	14,065,495
85,752	[1]	Worldline SA	7,900,252
		TOTAL	107,947,629
		Germany—8.8%
171,000		BASF SE	12,509,594
721,593		Deutsche Telekom AG, Class REG	12,996,701
145,108	[1]	Evotec SE	4,419,830
264,900		Fresenius SE & Co KGaA	11,835,030
74,000		Hannover Rueckversicherung SE	12,386,129
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
168,800		HeidelbergCement AG	$11,992,759
205,400		LANXESS AG	14,364,493
47,266		Linde PLC	12,119,948
48,700		Muenchener Rueckversicherungs-Gesellschaft AG	13,569,471
6,159		Rational AG	5,469,004
47,513		SAP SE, ADR	5,756,675
18,455	[1]	Shop Apotheke Europe NV	2,907,202
41,425		Stratec Biomedical Systems AG	5,718,400
88,409	[1]	TeamViewer AG	4,208,700
93,106	[1]	Zalando SE	9,407,307
		TOTAL	139,661,243
		Greece—0.3%
242,400		Jumbo S.A.	4,334,923
		Hong Kong—0.6%
879,951		AIA Group Ltd.	9,611,745
		India—1.6%
138,532	[1]	HDFC Bank Ltd., ADR	9,558,708
767,320		Infosys Ltd., ADR	11,678,610
11,309		Reliance Industries Ltd.	157,104
168,401		Reliance Industries Limited	4,385,196
		TOTAL	25,779,618
		Ireland—1.5%
4,889,054		Greencore Group Plc.	7,614,207
35,294	[1]	ICON PLC	6,878,095
103,684	[1]	Kingspan Group PLC	9,019,622
		TOTAL	23,511,924
		Israel—1.0%
47,169	[1]	Cyber-Ark Software Ltd.	5,418,303
38,194	[1]	Solaredge Technologies, Inc.	10,617,168
		TOTAL	16,035,471
		Italy—0.7%
816,945		Davide Campari-Milano NV	9,435,795
1,358,089	[1]	Trevi Finanziaria SpA	1,855,121
		TOTAL	11,290,916
		Japan—11.2%
307,300		Asahi Group Holdings Ltd.	11,813,507
208,030		Asahi Intecc Co. Ltd.	7,597,079
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,064,700		Daicel Corp.	$7,492,960
347,037		Daiichi Sankyo Co. Ltd.	12,242,827
80,930		Hoya Corp.	10,785,546
392,000		KDDI Corp.	11,239,904
22,508		Keyence Corp.	11,439,951
58,271		Lasertec Corp.	6,159,545
122,735		M3, Inc.	11,328,050
137,821		Murata Manufacturing Co. Ltd.	12,086,788
118,761		Nidec Corp.	15,051,974
169,821		Nihon M&A Center, Inc.	11,884,918
14,817		Nintendo Co. Ltd.	8,417,036
258,079		Olympus Corp.	5,603,780
17,269		SMC Corp.	10,967,110
147,200		Sony Corp.	13,687,727
371,900		Sumitomo Mitsui Trust Holdings, Inc.	10,860,588
		TOTAL	178,659,290
		Kenya—0.3%
17,753,270		Safaricom Ltd.	5,274,594
		Mexico—1.0%
962,300	[1]	Grupo Aeroportuario del Centro Norte SAB de CV	5,597,079
558,600	[1]	Grupo Aeroportuario del Pacifico SA, Class B	5,726,063
336,100	[1]	Grupo Aeroportuario del Sureste SAB de CV, Class B	5,007,346
		TOTAL	16,330,488
		Netherlands—2.1%
112,539	[1]	Alfen Beheer B.V.	9,139,513
39,151		ASML Holding N.V., ADR	17,137,567
125,903		Corbion NV	6,504,663
		TOTAL	32,781,743
		Norway—3.8%
1,010,144	[1]	DNB Bank ASA	18,223,912
1,646,114	[1]	NEL ASA	4,527,347
664,849		SpareBaken Vest	5,099,648
1,222,753	[1]	SpareBank 1 SR-Bank ASA	12,197,768
174,730		Tomra Systems ASA	7,498,339
326,100		Yara International ASA	13,164,276
		TOTAL	60,711,290
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Poland—0.6%
135,860	[1]	Dino Polska SA	$9,109,006
		Puerto Rico—0.9%
282,900		Popular, Inc.	13,729,137
		Qatar—0.1%
486,936		Qatar National Bank	2,370,133
		Russia—0.5%
116,931	[1]	Yandex NV	8,063,562
		Singapore—2.4%
62,100		DBS Group Holdings Ltd.	1,151,440
90,521	[1]	Sea Ltd., ADR	16,327,273
2,997,100		Singapore Technologies Engineering Ltd.	8,566,221
686,538		United Overseas Bank Ltd.	11,414,022
		TOTAL	37,458,956
		South Korea—8.8%
62,159		Hyundai Mobis	13,750,242
52,534		Kakao Corp.	17,527,236
294,600		Kia Motors Corp.	15,430,625
141,500		Korea Tobacco & Ginseng Corp.	10,556,296
1,061,500		LG UPlus Corp.	11,479,757
349,412		Samsung Electronics Co. Ltd.	21,108,101
47,978		Samsung SDI Co. Ltd.	23,188,856
373,240		Shinhan Financial Group Co. Ltd.	10,836,816
177,000		SK Hynix, Inc.	15,636,491
		TOTAL	139,514,420
		Spain—0.4%
91,574		Cellnex Telecom S.A.	5,767,413
		Sweden—4.9%
448,600	[1]	Duni AB	5,305,562
325,826	[1]	Loomis AB	9,272,534
525,863	[1]	Medicover AB	8,364,896
168,624		MIPS AB	8,457,111
497,200		SKF Ab, Class B	12,205,545
25,605	[1]	Spotify Technology SA	7,460,529
1,188,744	[1]	Svenska Handelsbanken AB	12,050,028
84,597		Swedish Match AB	6,834,148
311,362	[1]	Vitrolife AB	7,576,790
		TOTAL	77,527,143
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—3.1%
3,230		Barry Callebaut AG	$6,924,448
137,906		Nestle S.A.	15,388,660
142,666		Novartis AG	12,939,079
20,371		Roche Holding AG	6,694,995
30,894		Sika AG	7,871,393
		TOTAL	49,818,575
		Taiwan—1.8%
1,660,000		Catcher Technology Co. Ltd.	10,963,504
471,752		MediaTek, Inc.	11,675,198
559,366		Win Semiconductors Corp.	6,585,202
		TOTAL	29,223,904
		Thailand—0.3%
1,683,100		Siam Commercial Bank PLC	4,724,215
		United Arab Emirates—0.0%
273,315	[2]	NMC Health PLC	0
		United Kingdom—10.9%
963,500		Amcor PLC	10,916,455
221,565		Ashtead Group PLC	9,370,143
247,479		AstraZeneca PLC, ADR	13,101,538
2,254,787	[1]	Babcock International Group PLC	10,170,214
382,663		BELLWAY PLC	14,505,613
347,941		Bunzl PLC	10,925,561
1,162,250		Burford Capital Ltd.	11,843,327
8,374,841		Cineworld Group PLC	6,318,018
277,400		Coca-Cola European Partners PLC	12,394,232
86,937	[1]	Endava PLC, ADR	5,458,774
213,933		Hilton Food Group PLC	3,086,488
1,257,530	[1]	Inchcape PLC	10,008,467
256,865		Mondi PLC, UK	5,660,662
547,878		Mondi PLC, SAF	12,150,403
155,126		Next PLC	13,525,678
3,042,244	[1]	Signature Aviation PLC	9,632,198
7,057,087	[1]	Taylor Wimpey PLC	14,579,423
		TOTAL	173,647,194
		Vietnam—0.5%
2,291,060	[1]	Vinhomes Joint Stock Company	8,163,983
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,055,038,386)	1,532,023,931
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria SPA, Warrants (IDENTIFIED COST $1,704,233)	$110,529
		INVESTMENT COMPANIES—2.7%
34,812,093		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3]	34,812,093
9,209,703		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[3]	9,213,387
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,025,480)	44,025,480
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $1,100,768,099)[4]	1,576,159,940
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	16,949,372
		TOTAL NET ASSETS—100%	$1,593,109,312
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2020	$6,084,262	$19,964,068	$26,048,330
Purchases at Cost	$167,753,850	$120,461,765	$ 288,215,615
Proceeds from Sales	$(139,026,019)	$(131,209,977)	$(270,235,996)
Change in Unrealized Appreciation/Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	N/A	$(2,469)	$(2,469)
Value as of 11/30/2020	$34,812,093	$9,213,387	$44,025,480
Shares Held as of 11/30/2020	34,812,093	9,209,703	44,021,796
Dividend Income	$3,678	$8,337	$12,015
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$335,002,723	$1,197,021,208	$ 0	$1,532,023,931
Warrants
International	—	110,529	—	110,529
Investment Companies	$44,025,480	—	—	44,025,480
TOTAL SECURITIES	$379,028,203	$1,197,131,737	$0	$1,576,159,940
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2020	Year Ended May 31,
		2020[2]	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.95	$22.13	$24.57	$21.70	$18.42	$20.45
Income From Investment Operations:
Net investment income (loss)[3]	0.03	0.09	0.24	0.25	0.20	0.21
Net realized and unrealized gain (loss)	6.24	(0.01)	(2.11)	2.74	3.22	(1.91)
TOTAL FROM INVESTMENT OPERATIONS	6.27	0.08	(1.87)	2.99	3.42	(1.70)
Less Distributions:
Distributions from net investment income	—	(0.26)	(0.17)	(0.12)	(0.14)	(0.33)
Distributions from net realized gain	—	—	(0.40)	—	—	—
TOTAL DISTRIBUTIONS	—	(0.26)	(0.57)	(0.12)	(0.14)	(0.33)
Payment by Affiliate	—	—	0.00[4,5]	0.00[4,6]	—	—
Net Asset Value, End of Period	$28.22	$21.95	$22.13	$24.57	$21.70	$18.42
Total Return[7]	28.56%	0.22%	(7.43)%[5]	13.86%[6]	18.70%	(8.31)%
Ratios to Average Net Assets:
Net expenses[8]	1.19%[9]	1.22%	1.25%	1.20%[10]	1.28%	1.27%
Net investment income	0.22%[9]	0.42%	1.01%	1.04%[10]	1.05%	1.15%
Expense waiver/reimbursement[11]	0.12%[9]	0.21%	0.06%	0.13%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,728	$39,253	$58,932	$68,019	$58,740	$33,483
Portfolio turnover	19%	36%	28%	33%	32%	19%
Semi-Annual Shareholder Report

1
PNC International Equity Fund (the “Predecessor Fund”) was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income would have been lower.
11
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2020	Year Ended May 31,
		2020[2]	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.87	$21.12	$23.50	$20.81	$17.66	$19.64
Income From Investment Operations:
Net investment income (loss)[3]	(0.06)	(0.00)[4]	0.08	0.10	0.01	0.06
Net realized and unrealized gain (loss)	5.93	(0.09)	(2.02)	2.59	3.14	(1.80)
TOTAL FROM INVESTMENT OPERATIONS	5.87	(0.09)	(1.94)	2.69	3.15	(1.74)
Less Distributions:
Distributions from net investment income	—	(0.16)	(0.04)	(0.00)[4]	(0.00)[4]	(0.24)
Distributions from net realized gain	—	—	(0.40)	—	—	—
TOTAL DISTRIBUTIONS	—	(0.16)	(0.44)	(0.00)[4]	(0.00)[4]	(0.24)
Payment by Affiliate	—	—	0.00[4,5]	0.00[4,6]	—	—
Net Asset Value, End of Period	$26.74	$20.87	$21.12	$23.50	$20.81	$17.66
Total Return[7]	28.13%	(0.54)%	(8.11)%[5]	13.00%[6]	17.86%	(8.87)%
Ratios to Average Net Assets:
Net expenses[8]	1.94%[9]	1.96%	1.97%	1.96%	1.96%	1.90%
Net investment income (loss)	(0.52)%[9]	(0.02)%	0.35%	0.46%	0.05%	0.35%
Expense waiver/reimbursement[10]	0.16%[9]	0.36%	0.55%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,452	$4,978	$5,895	$4,909	$3,108	$3,126
Portfolio turnover	19%	36%	28%	33%	32%	19%
Semi-Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2020	Year Ended May 31,
		2020[2]	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.17	$22.34	$24.79	$21.90	$18.58	$20.61
Income From Investment Operations:
Net investment income (loss)[3]	0.06	0.24	0.30	0.32	0.22	0.24
Net realized and unrealized gain (loss)	6.32	(0.10)	(2.12)	2.76	3.28	(1.90)
TOTAL FROM INVESTMENT OPERATIONS	6.38	0.14	(1.82)	3.08	3.50	(1.66)
Less Distributions:
Distributions from net investment income	—	(0.31)	(0.23)	(0.19)	(0.18)	(0.37)
Distributions from net realized gain	—	—	(0.40)	—	—	—
TOTAL DISTRIBUTIONS	—	(0.31)	(0.63)	(0.19)	(0.18)	(0.37)
Payment by Affiliate	—	—	0.00[4,5]	0.00[4,6]	—	—
Net Asset Value, End of Period	$28.55	$22.17	$22.34	$24.79	$21.90	$18.58
Total Return[7]	28.78%	0.47%	(7.12)%[5]	14.07%[6]	19.02%	(8.02)%
Ratios to Average Net Assets:
Net expenses[8]	0.94%[9]	0.96%	0.94%	0.97%	0.98%	0.98%
Net investment income	0.46%[9]	1.04%	1.28%	1.35%	1.11%	1.31%
Expense waiver/reimbursement[10]	0.14%[9]	0.07%	0.00%[11]	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$928,166	$769,635	$939,068	$1,334,669	$995,486	$769,692
Portfolio turnover	19%	36%	28%	33%	32%	19%
Semi-Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
7
Based on net asset value. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11
Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020[2]	Period Ended 5/31/2019[3]
Net Asset Value, Beginning of Period	$22.18	$22.34	$25.51
Income From Investment Operations:
Net investment income (loss)[4]	0.06	0.24	0.39
Net realized and unrealized gain (loss)	6.32	(0.08)	(2.92)
TOTAL FROM INVESTMENT OPERATIONS	6.38	0.16	(2.53)
Less Distributions:
Distributions from net investment income	—	(0.32)	(0.24)
Distributions from net realized gain	—	—	(0.40)
TOTAL DISTRIBUTIONS	—	(0.32)	(0.64)
Payment by Affiliate	—	—	0.00[5,6]
Net Asset Value, End of Period	$28.56	$22.18	$22.34
Total Return[7]	28.76%	0.56%	(9.17)%[5]
Ratios to Average Net Assets:
Net expenses[8]	0.90%[9]	0.90%	0.89%[9]
Net investment income	0.50%[9]	1.07%	1.76%[9]
Expense waiver/reimbursement[10]	0.10%[9]	0.10%	0.02%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$614,764	$502,786	$595,000
Portfolio turnover	19%	36%	28%[11]
Semi-Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous period was audited by another independent registered public accounting firm.
3
Reflects operations for the period from June 11, 2018 (date of initial investment) to May 31, 2019.
4
Per share numbers have been calculated using the average shares method.
5
Represents less than $0.01.
6
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
7
Based on net asset value. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
Computed on an annualized basis.
10
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesNovember 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $44,025,480 of investment in affiliated holdings* (identified cost $1,100,768,099)		$1,576,159,940
Cash		15,000,000
Cash denominated in foreign currencies (identified cost $138,763)		185,277
Income receivable		4,263,953
Receivable for shares sold		572,248
Receivable for investments sold		399,835
Income receivable from affiliated holdings		134
TOTAL ASSETS		1,596,581,387
Liabilities:
Payable for investments purchased	$1,901,682
Payable for shares redeemed	913,161
Payable for capital gains taxes withheld	196,643
Payable for custodian fees	273,440
Payable for investment adviser fee (Note 5)	35,172
Payable for other service fees (Notes 2 and 5)	10,151
Payable for administrative fee (Note 5)	3,794
Payable for distribution services fee (Note 5)	3,235
Accrued expenses (Note 5)	134,797
TOTAL LIABILITIES		3,472,075
Net assets for 55,822,412 shares outstanding		$1,593,109,312
Net Assets Consists of:
Paid-in capital		$1,089,354,082
Total distributable earnings (loss)		503,755,230
TOTAL NET ASSETS		$1,593,109,312
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($44,727,550 ÷ 1,584,709 shares outstanding), no par value, unlimited shares authorized	$28.22
Offering price per share (100/94.50 of $28.22)	$29.86
Redemption proceeds per share	$28.22
Class C Shares:
Net asset value per share ($5,451,543 ÷ 203,852 shares outstanding), no par value, unlimited shares authorized	$26.74
Offering price per share	$26.74
Redemption proceeds per share (99.00/100 of $26.74)	$26.47
Institutional Shares:
Net asset value per share ($928,165,784 ÷ 32,511,830 shares outstanding), no par value, unlimited shares authorized	$28.55
Offering price per share	$28.55
Redemption proceeds per share	$28.55
Class R6 Shares:
Net asset value per share ($614,764,435 ÷ 21,522,021 shares outstanding), no par value, unlimited shares authorized	$28.56
Offering price per share	$28.56
Redemption proceeds per share	$28.56
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended November 30, 2020 (unaudited)

Investment Income:
Dividends (including $10,969 received from affiliated holdings* and net of foreign taxes withheld of $1,212,638)			$10,151,207
Net income on securities loaned (includes $1,046 received from affiliated holdings* related to cash collateral balances) (Note 2)			5,705
TOTAL INCOME			10,156,912
Expenses:
Investment adviser fee (Note 5)		$6,132,989
Administrative fee (Note 5)		562,650
Custodian fees		293,342
Transfer agent fees (Note 2)		410,985
Directors’/Trustees’ fees (Note 5)		1,850
Auditing fees		15,656
Legal fees		4,967
Distribution services fee (Note 5)		19,279
Other service fees (Notes 2 and 5)		58,010
Portfolio accounting fees		105,627
Share registration costs		38,461
Printing and postage		18,240
Miscellaneous (Notes 5)		15,721
TOTAL EXPENSES		7,677,777
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(735,024)
Reimbursement of other operating expenses (Notes 2 and 5)	(163,496)
TOTAL WAIVER AND REIMBURSEMENTS		(898,520)
Net expenses			6,779,257
Net investment income			$3,377,655
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(2,469) on sales of investments in an affiliated holding*)	$59,272,120
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	302,934,597
Net realized and unrealized gain (loss) on investments and foreign currency transactions	362,206,717
Change in net assets resulting from operations	$365,584,372
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,377,655	$15,538,444
Net realized gain (loss)	59,272,120	(24,655,743)
Net change in unrealized appreciation/depreciation	302,934,597	21,721,285
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	365,584,372	12,603,986
Distributions to Shareholders:
Class A Shares	—	(483,753)
Class C Shares	—	(43,325)
Institutional Shares	—	(12,272,690)
Class R6 Shares	—	(7,514,850)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(20,314,618)
Share Transactions:
Proceeds from sale of shares	69,616,921	297,950,344
Net asset value of shares issued to shareholders in payment of distributions declared	—	14,132,079
Cost of shares redeemed	(158,743,533)	(586,615,395)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(89,126,612)	(274,532,972)
Change in net assets	276,457,760	(282,243,604)
Net Assets:
Beginning of period	1,316,651,552	1,598,895,156
End of period	$1,593,109,312	$1,316,651,552
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Federated Hermes International Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC International Equity Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. On that date, Class A Shares, Class C Shares, Class I Shares and Class R6 Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares of the Fund, respectively. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented herein incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Adviser Series and Federated International Equity Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
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■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency
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securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $898,520 is disclosed in this Note 2 and Note 5.
For the six months ended November 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$14,064	$(3,538)
Class C Shares	2,695	(1,404)
Institutional Shares	365,833	(158,554)
Class R6 Shares	28,393	—
TOTAL	$410,985	$(163,496)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Institutional Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$51,675
Class C Shares	6,335
TOTAL	$58,010
For the six months ended November 30, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of November 30, 2020, the Fund has no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	139,579	$3,447,017	368,749	$8,224,851
Shares issued to shareholders in payment of distributions declared	—	—	17,287	429,396
Shares redeemed	(343,272)	(8,437,660)	(1,261,070)	(28,759,317)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(203,693)	$(4,990,643)	(875,034)	$(20,105,070)

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,723	$64,384	49,784	$1,091,166
Shares issued to shareholders in payment of distributions declared	—	—	1,763	41,804
Shares redeemed	(37,326)	(861,358)	(92,243)	(1,963,585)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(34,603)	$(796,974)	(40,696)	$(830,615)

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,788,907	$44,981,781	9,510,459	$ 210,066,669
Shares issued to shareholders in payment of distributions declared	—	—	450,685	11,298,692
Shares redeemed	(3,987,067)	(100,130,402)	(17,291,121)	(387,214,246)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,198,160)	$(55,148,621)	(7,329,977)	$(165,848,885)

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	848,088	$21,123,739	3,360,711	$78,567,658
Shares issued to shareholders in payment of distributions declared	—	—	94,186	2,362,186
Shares redeemed	(1,993,033)	(49,314,113)	(7,419,266)	(168,678,246)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,144,945)	$(28,190,374)	(3,964,369)	$(87,748,402)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,581,401)	$(89,126,612)	(12,210,076)	$(274,532,972)
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4. FEDERAL TAX INFORMATION
At November 30, 2020, the cost of investments for federal tax purposes was $1,100,768,099. The net unrealized appreciation of investments for federal tax purposes was $475,391,841. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $515,617,085 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,225,244.
As of May 31, 2020, the Fund had a capital loss carryforward of $44,244,042 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$40,297,401	$3,946,641	$44,244,042
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2020, the Adviser voluntarily waived $721,821 of its fee and voluntarily reimbursed $163,496 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended November 30, 2020, the Adviser reimbursed $13,203.
Polaris Capital Management, LLC (“Polaris”), a registered investment adviser, serves as sub-adviser to a portion of the managed assets of the Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the Fund allocated to Polaris equal to the annual rate of 0.40% of the Fund’s average daily assets for the monthly period.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$19,279
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2020, FSC retained $898 of fees paid by the Fund. For the six months ended November 30, 2020, the Fund’s Class A Shares did not incur a distribution fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended November 30, 2020, FSC retained $206 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended November 30, 2020, FSSC received $1,078 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.19%, 1.94%, 0.94%, and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2020, were as follows:
Purchases	$258,495,316
Sales	$391,678,932
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2020, the Fund had no outstanding loans. During the six months ended November 30, 2020, the Fund did not utilize the LOC.
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the six months ended November 30, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,285.60	$6.82
Class C Shares	$1,000	$1,281.30	$11.09
Institutional Shares	$1,000	$1,287.80	$5.39
Class R6 Shares	$1,000	$1,287.60	$5.16
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$6.02
Class C Shares	$1,000	$1,015.34	$9.80
Institutional Shares	$1,000	$1,020.36	$4.76
Class R6 Shares	$1,000	$1,020.56	$4.56
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:
Class A Shares	1.19%
Class C Shares	1.94%
Institutional Shares	0.94%
Class R6 Shares	0.90%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated International Equity Fund (THE “FUND”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INTERNATIONAL EQUITY FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment subadvisory contract between the Adviser and Polaris Capital Management, LLC with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to
Semi-Annual Shareholder Report

evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year and five-year periods was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board
Semi-Annual Shareholder Report

considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contracts, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contracts was appropriate.
The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Equity Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A713
CUSIP 31423A697
CUSIP 31423A689
CUSIP 31423A671
Q454744 (1/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2020

Share Class | Ticker	Institutional | PIGDX

Federated Hermes International Growth Fund
(formerly, Federated International Growth Fund)
Successor to the PNC International Growth Fund Established 2016

A Portfolio of Federated Hermes Adviser Series
(formerly, Federated Adviser Series)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2020 through November 30, 2020.
While Covid-19 continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2020, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	16.2%
China	10.7%
France	6.3%
United Kingdom	5.4%
South Korea	5.3%
Germany	5.0%
Sweden	4.9%
Switzerland	4.8%
Netherlands	4.3%
Canada	3.9%
Argentina	3.7%
Singapore	3.4%
Australia	3.2%
Taiwan	2.3%
Israel	2.1%
Ireland	2.0%
India	1.8%
Brazil	1.7%
Norway	1.5%
Denmark	1.3%
Finland	1.3%
Hong Kong	1.3%
Italy	1.2%
Poland	1.2%
Russia	1.0%
Other[2]	3.2%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	(1.4)%
TOTAL	100%
Semi-Annual Shareholder Report
1

At November 30, 2020, the Fund’s sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	22.4%
Health Care	18.0%
Communication Services	12.4%
Consumer Discretionary	12.0%
Industrials	11.5%
Financials	8.9%
Consumer Staples	6.5%
Materials	4.6%
Energy	1.9%
Real Estate	0.8%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	(1.4)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 95.8% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Except for Cash Equivalents, and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
November 30, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.0%
		Argentina—3.7%
553	[1]	Globant SA	$104,340
107	[1]	Mercadolibre, Inc.	166,206
		TOTAL	270,546
		Australia—3.2%
1,313	[1]	Afterpay Ltd.	91,739
3,115		Appen Ltd.	72,224
7,857		Northern Star Resources Ltd.	73,381
		TOTAL	237,344
		Brazil—1.7%
5,098		Notre Dame Intermedica Participacoes S.A.	65,183
1,390	[1]	XP Inc.	57,004
		TOTAL	122,187
		Canada—3.9%
1,645		Agnico Eagle Mines Ltd.	108,356
1,963	[1]	Aritzia, Inc.	35,264
2,427	[1]	Equinox Gold Corp.	24,076
323	[1]	Lululemon Athletica Inc.	119,581
		TOTAL	287,277
		China—10.7%
7,196	[1]	Alibaba Group Holding Ltd.	236,575
386	[1]	Pinduoduo, Inc., ADR	53,581
9,212		Ping An Insurance (Group) Co. of China Ltd.	107,903
3,481		Tencent Holdings Ltd.	253,385
9,225	[1]	WuXi PharmaTech, Inc.	91,728
11,400	[1]	Xiaomi Corp.	39,113
		TOTAL	782,285
		Denmark—1.3%
1,160		GN Store Nord AS	94,152
		Egypt—0.7%
13,187		Commercial International Bank Egypt	52,294
		Finland—1.3%
1,379		Neste Oyj	91,937
		France—6.3%
291		Dassault Systemes SA	53,659
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—continued
730	[1]	Eurofins Scientific SE	$59,148
126		LVMH Moet Hennessy Louis Vuitton SA	72,292
2,931	[1]	Solutions 30 SE	59,086
147		Stedim	53,146
255		Teleperformance	84,750
875	[1]	Worldline SA	80,613
		TOTAL	462,694
		Germany—5.0%
1,377	[1]	Evotec SE	41,942
58		Rational AG	51,502
460		SAP SE, ADR	55,734
178	[1]	Shop Apotheke Europe NV	28,040
394		Stratec Biomedical Systems AG	54,389
854	[1]	TeamViewer AG	40,655
915	[1]	Zalando SE	92,450
		TOTAL	364,712
		Hong Kong—1.3%
8,411		AIA Group Ltd.	91,874
		India—1.8%
1,321	[1]	HDFC Bank Ltd., ADR	91,149
75		Reliance Industries Ltd.	1,042
1,653		Reliance Industries Ltd.	43,044
		TOTAL	135,235
		Ireland—2.0%
326	[1]	ICON PLC	63,531
989	[1]	Kingspan Group PLC	86,034
		TOTAL	149,565
		Israel—2.1%
448	[1]	Cyber Ark Software Ltd.	51,462
360	[1]	Solaredge Technologies, Inc.	100,073
		TOTAL	151,535
		Italy—1.2%
7,503		Davide Campari-Milano NV	86,660
		Japan—16.2%
2,004		Asahi Intecc Co. Ltd.	73,184
3,172		Daiichi Sankyo Co. Ltd.	111,902
807		Hoya Corp.	107,549
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
210		Keyence Corp.	$106,735
534		Lasertec Corp.	56,447
1,204		M3, Inc.	111,125
1,387		Murata Manufacturing Co. Ltd.	121,639
1,186		Nidec Corp.	150,316
1,680		Nihon M&A Center, Inc.	117,575
140		Nintendo Co. Ltd.	79,529
2,459		Olympus Corp.	53,393
159		SMC Corp.	100,977
		TOTAL	1,190,371
		Kenya—0.7%
173,244		Safaricom Ltd.	51,472
		Netherlands—4.3%
1,084	[1]	Alfen Beheer B.V.	88,034
378		ASML Holding N.V., ADR	165,462
1,156		Corbion NV	59,723
		TOTAL	313,219
		Norway—1.5%
15,671	[1]	NEL ASA	43,100
1,638		Tomra Systems ASA	70,293
		TOTAL	113,393
		Poland—1.2%
1,287	[1]	Dino Polska SA	86,290
		Qatar—0.3%
4,638		Qatar National Bank	22,575
		Russia—1.0%
1,118	[1]	Yandex NV	77,097
		Singapore—3.4%
700		DBS Group Holdings Ltd.	12,979
864	[1]	Sea Ltd., ADR	155,840
28,714		Singapore Technologies Engineering Ltd.	82,069
		TOTAL	250,888
		South Korea—5.3%
503		Kakao Corp.	167,819
458		Samsung SDI Co. Ltd.	221,362
		TOTAL	389,181
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—0.7%
868		Cellnex Telecom S.A.	$54,667
		Sweden—4.9%
4,823	[1]	Medicover AB	76,719
1,605		MIPS AB	80,497
242	[1]	Spotify Technology SA	70,512
765		Swedish Match AB	61,800
2,980	[1]	Vitrolife AB	72,516
		TOTAL	362,044
		Switzerland—4.8%
32		Barry Callebaut AG	68,601
1,315		Nestle S.A.	146,738
194		Roche Holding AG	63,759
280		Sika AG	71,341
		TOTAL	350,439
		Taiwan—2.3%
4,390		MediaTek, Inc.	108,646
5,234		Win Semiconductors Corp.	61,618
		TOTAL	170,264
		United Arab Emirates—0.0%
1,765	[2]	NMC Health PLC	0
		United Kingdom—5.4%
2,113		Ashtead Group PLC	89,360
2,365		AstraZeneca PLC, ADR	125,203
9,787		Burford Capital Ltd.	99,730
829	[1]	Endava PLC, ADR	52,053
1,836		Hilton Food Group PLC	26,489
		TOTAL	392,835
		Vietnam—0.8%
17,130	[1]	Vinhomes Joint Stock Company	61,041
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,144,198)	7,266,073
Semi-Annual Shareholder Report
6

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—2.4%
171,639	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[3] (IDENTIFIED COST $171,708)	$171,708
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $4,315,906)[4]	7,437,781
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(100,140)
	TOTAL NET ASSETS—100%	$7,337,641
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 5/31/2020	$198,275
Purchases at Cost	920,470
Proceeds from Sales	(947,005)
Change in Unrealized Appreciation/Depreciation	(90)
Net Realized Gain/(Loss)	58
Value as of 11/30/2020	$171,708
Shares Held as of 11/30/2020	171,639
Dividend Income	$114
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$1,841,437	$5,424,636	$0	$7,266,073
Investment Company	171,708	—	—	171,708
TOTAL SECURITIES	$2,013,145	$5,424,636	$0	$7,437,781
The following acronym(s) is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2020	Year Ended May 31,				Period Ended 5/31/2016[3]
		2020[2]	2019	2018	2017
Net Asset Value, Beginning of Period	$13.02	$11.87	$14.79	$12.59	$10.92	$10.00
Income From Investment Operations:
Net investment income (loss)[4]	(0.02)	0.03	0.08	0.06	0.07	0.06
Net realized and unrealized gain (loss)	4.48	1.73	(1.28)	2.32	1.70	0.86
TOTAL FROM INVESTMENT OPERATIONS	4.46	1.76	(1.20)	2.38	1.77	0.92
Less Distributions:
Distributions from net investment income	—	(0.08)	(0.06)	(0.07)	(0.08)	—
Distributions from net realized gains	—	(0.53)	(1.67)	(0.11)	(0.02)	—
TOTAL DISTRIBUTIONS	—	(0.61)	(1.73)	(0.18)	(0.10)	—
Payment by Affiliate[5]	—	—	0.01	—	—	—
Net Asset Value, End of Period	$17.48	$13.02	$11.87	$14.79	$12.59	$10.92
Total Return[6]	34.25%	14.78%	(6.61)%[5]	18.97%	16.48%	9.20%
Ratios to Average Net Assets:
Net expenses[7]	0.84%[8]	0.85%	0.85%	0.85%	0.85%	0.85%[8]
Net investment income (loss)	(0.30)%[8]	0.21%	0.58%	0.44%	0.62%	2.41%[8]
Expense waiver/reimbursement[9]	4.71%[8]	5.10%	2.54%	1.73%	2.78%	5.63%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,338	$5,094	$5,412	$6,199	$6,454	$3,273
Portfolio turnover	13%	70%	54%	64%	49%	8%
Semi-Annual Shareholder Report
9

1
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years and period ended May 31, 2016 were audited by another independent registered public accounting firm.
3
Reflects operations for the period from February 29, 2016 (date operations of the Predecessor Fund commenced) to May 31, 2016.
4
Per share numbers have been calculated using the average shares method.
5
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Predecessor Fund. Excluding this item, the total return would have been (6.76)%.
6
Based on net asset value. Total returns for periods of less than one year are not annualized.
7
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8
Computed on an annualized basis.
9
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and LiabilitiesNovember 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $171,708 of investment in an affiliated holding* (identified cost $4,315,906)		$7,437,781
Cash denominated in foreign currencies (identified cost $4,342)		4,702
Income receivable		9,630
Receivable for shares sold		8,998
Receivable for investments sold		470
Prepaid expenses		3,294
TOTAL ASSETS		7,464,875
Liabilities:
Payable for investments purchased	$5,953
Bank overdraft	2,199
Payable for capital gains taxes withheld	896
Payable for portfolio accounting fees	67,543
Payable for custodian fees	39,813
Payable for auditing fees	8,004
Payable to adviser (Note 5)	2,560
Payable for administrative fee (Note 5)	266
TOTAL LIABILITIES		127,234
Net assets for 419,720 shares outstanding		$7,337,641
Net Assets Consists of:
Paid-in capital		$3,855,491
Total distributable earnings (loss)		3,482,150
TOTAL NET ASSETS		$7,337,641
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$7,337,641÷ 419,720 shares outstanding, no par value, unlimited shares authorized		$17.48
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of OperationsSix Months Ended November 30, 2020 (unaudited)

Investment Income:
Dividends (including $114 received from an affiliated holding* and net of foreign taxes withheld of $3,577)			$16,727
Expenses:
Investment adviser fee (Note 5)		$23,030
Administrative fee (Note 5)		2,716
Custodian fees		32,572
Transfer agent fees (Note 2)		1,012
Directors’/Trustees’ fees (Note 5)		267
Auditing fees		15,655
Legal fees		4,674
Portfolio accounting fees		67,657
Share registration costs		12,104
Printing and postage		5,503
Miscellaneous (Note 5)		5,387
TOTAL EXPENSES		170,577
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(23,030)
Reimbursements of other operating expenses (Notes 2 and 5)	(121,601)
TOTAL WAIVER AND REIMBURSEMENTS		(144,631)
Net expenses			25,946
Net investment loss			(9,219)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments and foreign currency transactions (including realized gain of $58 on sales of investments in an affiliated holding*)			248,926
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(90) of investments in an affiliated holding*)			1,525,570
Net realized and unrealized gain (loss) on investments and foreign currency transactions			1,774,496
Change in net assets resulting from operations			$1,765,277
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2020	Year Ended 5/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(9,219)	$10,451
Net realized gain	248,926	271,315
Net change in unrealized appreciation/depreciation	1,525,570	414,487
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,765,277	696,253
Distributions to Shareholders:
Institutional Shares	—	(224,997)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(224,997)
Share Transactions:
Proceeds from sale of shares	1,778,385	390,491
Net asset value of shares issued to shareholders in payment of distributions declared	—	48,917
Cost of shares redeemed	(1,299,662)	(1,319,532)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	478,723	(880,124)
Change in net assets	2,244,000	(408,868)
Net Assets:
Beginning of period	5,093,641	5,502,509
End of period	$7,337,641	$5,093,641
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
November 30, 2020 (unaudited)
1. Organization
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of Federated Hermes International Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. On August 26, 2019, the Fund’s Class A Shares, Class C Shares and Class R6 Shares became effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Class A, Class I and Class R6 shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented herein incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund’s operations.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Adviser Series and Federated International Growth Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
Semi-Annual Shareholder Report
14

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
15

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Semi-Annual Shareholder Report
16

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $144,631 is disclosed in this Note 2 and Note 5.
For the six months ended November 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$1,012	$(5)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
17

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report
18

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counter parties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2020, the Fund had no securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
19

3. shares of beneficial interest
The following tables summarize share activity:
	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	39	$500
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed/exchanged	—	—	(5,889)	(75,627)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	—	$—	(5,850)	$(75,127)

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares redeemed/exchanged	—	$—	(1,733)	$(22,380)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	(1,733)	$(22,380)

	Six Months Ended 11/30/2020		Year Ended 5/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	109,272	$1,778,385	25,587	$314,493
Proceeds from shares issued in connection with the exchange of shares from Class A and Class R6 to Institutional Shares	—	—	5,847	75,498
Shares issued to shareholders in payment of distributions declared	—	—	3,775	48,917
Shares redeemed	(80,750)	(1,299,662)	(99,793)	(1,221,525)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	28,522	$478,723	(64,584)	$(782,617)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	28,522	$478,723	(72,167)	$(880,124)
4. FEDERAL TAX INFORMATION
At November 30, 2020, the cost of investments for federal tax purposes was $4,315,906. The net unrealized appreciation of investments for federal tax purposes was $3,121,875. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,168,492 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,617.
Under current tax rules a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2020, for federal income tax purposes, a late year ordinary loss of $5,066 was deferred to June 1, 2020.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended November 30, 2020, the Adviser voluntarily waived $22,985 of its fee and voluntary reimbursed $5 of transfer agent fees and $121,596 of other operating expenses. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six month ended November 30, 2020, the Adviser reimbursed $45.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2020, the annualized fee paid to FAS was 0.088% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.84% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of November 30, 2020, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2020, were as follows:
Purchases	$1,263,590
Sales	$812,911
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2020, the Fund had no outstanding loans. During the six months ended November 30, 2020, the Fund did not utilize the LOC.
8. Concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2020, there were no outstanding loans. During the six months ended November 30, 2020, the program was not utilized.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2020	Ending Account Value 11/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,342.50	$4.93
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.86	$4.26
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
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Evaluation and Approval of Advisory Contract–May 2020
Federated International Growth Fund (THE “FUND”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INTERNATIONAL GROWTH FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2019, the Fund’s performance for the three-year period was above the median of the relevant Performance Peer Group, and the Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2019, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of
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the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be
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compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Growth Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes International Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A648
Q454743 (1/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2021